Plant and Machinery Include IRU's (Detail) (IRU) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Property, Plant and Equipment [Line Items]
IRUs	$ 495	26,990	23,745
Accumulated amortization	(190)	(10,337)	(8,243)
IRUs, net	$ 305	16,653	15,502